SLM Student Loan Trust 2009-1
Quarterly Servicing Report

Distribution Date	7/27/2009
Collection Period	04/09/2009 - 6/30/2009

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2009-1 Deal Parameters

	Student Loan Portfolio Characteristics			4/9/2009	Activity	6/30/2009
A	i	Portfolio Balance		$2,485,693,177.96	$19,477,016.51	$2,505,170,194.47
	ii	Interest to be Capitalized		24,724,543.70		25,044,568.24

	iii	Total Pool		$2,510,417,721.66		$2,530,214,762.71
	iv	Capitalized Interest		58,000,000.00		58,000,000.00
	vi	Specified Reserve Account Balance		6,297,740.00		6,325,536.91

	vii	Total Adjusted Pool		$2,574,715,461.66		$2,594,540,299.62

B	i	Weighted Average Coupon (WAC)		5.506%		5.533%
	ii	Number of Loans		186,695		187,632
	iii	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	iv	Aggregate Outstanding Principal Balance - T-Bill		$-		$27,925,169
	v	Aggregate Outstanding Principal Balance - Commercial Paper		$2,510,417,722		$2,477,245,025
	vi	Pool Factor		1.000000000		1.004413791

					% of O/S		% of O/S
	Notes		Spread	Balance 04/9/2009	Securities	Balance 07/27/2009	Securities

C	i	A Notes 78445BAA2	2.25%	$2,179,092,000.00	100.000%	$2,179,092,000.00	100.000%

		Total Notes		$2,179,092,000.00	100.000%	$2,179,092,000.00	100.000%

	Reserve Account			4/9/2009		7/27/2009
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$6,297,740.00		$6,297,740.00
	iii	Specified Reserve Acct Balance ($)		$6,297,740.00		$6,325,536.91
	iv	Reserve Account Floor Balance ($)		$3,778,644.00		$3,778,644.00

	v	Current Reserve Acct Balance ($)		$6,297,740.00		$6,325,536.91

	Other Accounts			4/9/2009		7/27/2009
E	i	Supplemental Loan Purchase Account		$8,678,278.34		$0.00
	iii	Capitalized Interest Account		$58,000,000.00		$58,000,000.00
	iv	Floor Income Rebate Account		$0.00		$10,803,260.46

	Asset/Liability			4/9/2009		7/27/2009
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct		$2,583,393,740.00		$2,594,540,299.62
	ii	Total Outstanding Balance Notes		$2,179,092,000.00		$2,179,092,000.00
	iii	Difference		$404,301,740.00		$415,448,299.62
	iv	Parity Ratio		1.18554		1.19065

II. 2009-1 Transactions from:	4/9/2009	through:	6/30/2009

A	Student Loan Principal Activity
	i	Regular Principal Collections	$18,579,822.95
	ii	Principal Collections from Guarantor	1,956,511.85
	iii	Principal Reimbursements	0.00
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$20,536,334.80

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$938.92
	ii	Capitalized Interest	(11,632,891.99)

	iii	Total Non-Cash Principal Activity	$(11,631,953.07)

C	Student Loan Principal Purchases		$(28,381,398.24)

D	Total Student Loan Principal Activity		$(19,477,016.51)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$13,825,382.86
	ii	Interest Claims Received from Guarantors	56,516.79
	iii	Collection Fees/Returned Items	0.00
	iv	Late Fee Reimbursements	34,938.07
	v	Interest Reimbursements	0.00
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$13,916,837.72

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$0.00
	ii	Capitalized Interest	11,632,891.99

	iii	Total Non-Cash Interest Adjustments	$11,632,891.99

G	Student Loan Interest Purchases		$(506,122.98)

H	Total Student Loan Interest Activity		$25,043,606.73

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2009-1 Collection Account Activity	4/9/2009	through	6/30/2009

A	Principal Collections
	i	Principal Payments Received	$20,536,334.80
	ii	Consolidation Principal Payments	0.00
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	0.00

	vii	Total Principal Collections	$20,536,334.80

B	Interest Collections
	i	Interest Payments Received	$13,881,899.65
	ii	Consolidation Interest Payments	0.00
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	0.00
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	34,938.07

	ix	Total Interest Collections	$13,916,837.72

C	Other Reimbursements		$-

D	Reserves in Excess of the Requirement		$-

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$60,855.78

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$5,021,403.80

K	Funds Released from Capitalized Interest Account		$0.00

L	Initial Deposit to the Collection Account		$10,800,000.00

M	TOTAL AVAILABLE FUNDS		$50,335,432.10
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,810,613.00)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Consolidation Loan Rebate Fees to Dept. of Education	$(6,690,344.81)
		Funds Allocated to the Floor Income Rebate Account	$(10,803,260.46)
		Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$31,031,213.83

O	Servicing Fees Due for Current Period		$1,045,504.77

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,065,504.77

IV. 2009-1	Portfolio Characteristics

	Weighted Avg Coupon	# of Loans	% *	Principal Amount	% *
STATUS	6/30/2009	6/30/2009	6/30/2009	6/30/2009	6/30/2009
INTERIM:
In School
Current	0.000%	0	0.000%	$0.00	0.000%

Grace
Current	0.000%	0	0.000%	$0.00	0.000%

TOTAL INTERIM	0.000%	0	0.000%	$0.00	0.000%
REPAYMENT
Active
Current	5.288%	112,203	59.927%	$1,413,778,529.33	56.434%
31-60 Days Delinquent	6.113%	12,892	6.886%	176,617,993.34	7.050%
61-90 Days Delinquent	6.157%	2,556	1.365%	36,005,686.82	1.437%
91-120 Days Delinquent	6.502%	150	0.080%	2,070,493.40	0.083%
> 120 Days Delinquent	44.372%	6,951	3.713%	94,899,815.66	3.788%

Deferment
Current	5.706%	41,589	22.213%	592,264,174.75	23.642%

Forbearance
Current	5.741%	10,891	5.817%	184,480,796.23	7.364%

TOTAL REPAYMENT	6.975%	187,232	100.000%	$2,500,117,489.53	99.798%
Claims in Process (1)	0.000%	0	0.000%	$5,052,704.94	0.202%
Aged Claims Rejected (2)	0.000%	0	0.000%	$0.00	0.000%
GRAND TOTAL	5.533%	187,232	100.000%	$2,505,170,194.47	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2009-1	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$26,381,172.37

B	Interest Subsidy Payments Accrued During Collection Period	4,238,436.22

C	Special Allowance Payments Accrued During Collection Period	50,511.75

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	60,855.78

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$30,730,976.12

VI. 2009-1	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A Interest Rate	0.010700258	04/09/2009 - 07/27/2009	1 NY Business Day	3.53403%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2009-1	Inputs From Initial Period	4/9/2009

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,485,693,177.96
	ii	Interest To Be Capitalized	24,724,543.70

	iii	Total Pool	$2,510,417,721.66
	iv	Capitalized Interest	58,000,000.00
	vi	Specified Reserve Account Balance	6,297,740.00

	vii	Total Adjusted Pool	$2,574,715,461.66

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,179,092,000.00

D	Note Balance 4/9/2009		Class A

	i	Current Factor	1.000000000
	ii	Expected Note Balance	$2,179,092,000.00

	iii	Note Principal Shortfall	$0.00
	iv	Interest Shortfall	$0.00
	v	Interest Carryover	$0.00

E	Reserve Account Balance	$6,297,740.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2009-1            Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-N )	$31,031,213.83	$31,031,213.83

B	Primary Servicing Fees - Current Month	$1,045,504.77	$29,985,709.06

C	Administration Fee	$20,000.00	$29,965,709.06

D	Class A Noteholders’ Interest Distribution Amounts	$23,316,845.52	$6,648,863.54

F	Class A Noteholders’ Principal Distribution Amounts	$0.00	$6,648,863.54

H	Reinstate Reserve Account to the Specified Reserve Account Balance	$27,796.91	$6,621,066.63

I	Carryover Servicing Fees	$0.00	$6,621,066.63

J	Excess to Certificateholder	$6,621,066.63	$0.00

IX. 2009-1           Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$6,297,740.00
	ii	Deposits to correct Shortfall	$27,796.91
	iii	Total Reserve Account Balance Available	$6,325,536.91
	iv	Required Reserve Account Balance	$6,325,536.91
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$—
	vii	Ending Reserve Account Balance	$6,325,536.91

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		4/23/2009
	i	Beginning Balance	$8,678,278.34
	ii	Supplemental Loan Purchases	$(3,656,874.54)
	iii	Transfers to Collection Account	$(5,021,403.80)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		1/25/2012
	i	Beginning Balance	$58,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$58,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$10,803,260.46
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$10,803,260.46

XI. 2009-1            Distributions

A	Distribution Amounts		Class A
	i	Quarterly Interest Due	$23,316,845.52
	ii	Quarterly Interest Paid	23,316,845.52
	iii	Interest Shortfall	$0.00

	vii	Quarterly Principal Due	$0.00
	viii	Quarterly Principal Paid	0.00
	ix	Quarterly Principal Shortfall	$0.00

	x	Total Distribution Amount	$23,316,845.52

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/09	$2,179,092,000.00
	ii	Adjusted Pool Balance	6/30/09	2,594,540,299.62
	iii	Overcollateralization Percentage		118.55%

	iv	Principal Distribution Amount (i - ii / iii)		$0.00

	v	Principal Distribution Amount Paid		$0.00

	vi	Principal Shortfall (iv - v)		$0.00

C		Total Principal Distribution		$0.00
D		Total Interest Distribution		23,316,845.52

E		Total Cash Distributions		$23,316,845.52

F					Paydown
	Note Balances			4/9/2009	Factor	7/27/2009
	i	A Note Balance	78445BAA2	$2,179,092,000.00		$2,179,092,000.00
		A Note Pool Factor		1.000000000	0.000000000	1.000000000

XI. 2009-1            Historical Pool Information

			4/9/09 - 6/30/09

Beginning Student Loan Portfolio Balance			$2,485,693,177.96

	Student Loan Principal Activity
	i	Regular Principal Collections	$18,579,822.95
	ii	Principal Collections from Guarantor	1,956,511.85
	iii	Principal Reimbursements	0.00
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$20,536,334.80
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$938.92
	ii	Capitalized Interest	(11,632,891.99)

	iii	Total Non-Cash Principal Activity	$(11,631,953.07)

	Student Loan Principal Purchases		$(28,381,398.24)

(-)	Total Student Loan Principal Activity		$(19,477,016.51)

	Student Loan Interest Activity
	i	Regular Interest Collections	$13,825,382.86
	ii	Interest Claims Received from Guarantors	56,516.79
	iii	Collection Fees/Returned Items	0.00
	iv	Late Fee Reimbursements	34,938.07
	v	Interest Reimbursements	0.00
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$13,916,837.72

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$0.00
	ii	Capitalized Interest	11,632,891.99

	iii	Total Non-Cash Interest Adjustments	$11,632,891.99

	Student Loan Interest Purchases		$(506,122.98)

	Total Student Loan Interest Activity		$25,043,606.73

(=)	Ending Student Loan Portfolio Balance		$2,505,170,194.47

(+)	Interest to be Capitalized		$25,044,568.24

(=)	TOTAL POOL		$2,530,214,762.71

(+)	Capitalized Interest		$58,000,000.00

(+)	Reserve Account Balance		$6,325,536.91

(=)	Total Adjusted Pool		$2,594,540,299.62

XII. 2009-1	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-09	$ 2,530,214,763	-4.36%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.